TCW/DW BALANCED FUND
                     Two World Trade Center
                    New York, New York  10048
                         (212) 392-1600



                                        November 27, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  TCW/DW Balanced Fund
     File #33-59188
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 21, 1995.

                                        Very truly yours,
                                    /s/ LouAnne McInnis
                                        LouAnne McInnis
                                        Assistant Secretary



cc: Randolph Koch
    Sheldon Curtis